Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Jan. 18, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Feb. 17, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")
Number of options
Options outstanding at beginning of period	4,377,563		2,015,381
Granted			2,600,000		551,000	551,000	520,000	520,000
Exercised	(118,864)		(163,903)
Forfeited	(72,300)		(73,915)		(73,000)		(52,000)
Options outstanding at end of period	4,186,399		4,377,563		478,000		468,000
Options exercisable at end of period	1,903,286				109,542
Weighted average exercise price
Options outstanding at beginning of period	$ 2.2	[1]	$ 4.43
Granted			$ 4.34		$ 0.17		$ 0.17
Exercised	$ 0.01		$ 2.12
Forfeited	$ 2.09		$ 5.43		$ 0.17		$ 0.17
Options outstanding at end of year	$ 2.26		$ 2.2	[1]	$ 0.17		$ 0.17
Options exercisable at end of period	$ 2.27				$ 0.17

[1]	The weighted average exercise price per option as of December 31, 2011 was retrospectively adjusted to reflect the impact of the exercise price modification in November 2012.